Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Current Assets
Cash and cash equivalents	$ 67,441	$ 49,199
Short-term investments	47,836	56,910
Trade and other receivables	467	676
Inventories	10,836	11,018
Due from related parties	3,022	11
Income tax receivable	1,301	534
Prepaids and deposits	3,958	4,456
Current Assets, Total	134,861	122,804
Non-current Assets
Long-term prepaids and deposits	769	954
Reclamation deposits	7,953	5,712
Investment in an associate	38,703	38,001
Other investments	9,253	6,132
Plant and equipment	68,617	71,211
Mineral rights and properties	238,920	232,080
TOTAL ASSETS	499,076	476,894
Current Liabilities
Accounts payable and accrued liabilities	29,856	25,198
Bank loan	4,475
Deposits received	3,040	6,806
Income tax payable	502	303
Current Liabilities, Total	37,873	32,307
Non-current Liabilities
Deferred income tax liabilities	34,334	33,310
Environmental rehabilitation	13,688	13,098
Total Liabilities	85,895	78,715
Equity
Share capital	231,269	228,729
Share option reserve	15,898	14,690
Reserves	25,409	25,409
Accumulated other comprehensive loss	(41,864)	(25,875)
Retained earnings	116,734	86,283
Total equity attributable to the equity holders of the Company	347,446	329,236
Non-controlling interests	65,735	68,943
Total Equity	413,181	398,179
TOTAL LIABILITIES AND EQUITY	$ 499,076	$ 476,894